RECENTLY ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total assets		$ 2,951,354,000	$ 2,870,058,000			$ 2,869,028,000
Total liabilities		1,427,842,000	1,376,009,000			1,380,677,000
Net income (loss)		(84,535,000)	2,348,000	$ 127,711,000
Capitalized voyage expense during the period		21,300,000
Capitalized contract cost, impairment loss		0
Gain (loss) on marketable equity securities		(4,043,000)	0	0
Decrease (increase) in cash provided by (used in) investing activities		141,195,000	17,452,000	170,327,000
Restricted cash		63,000,000	54,100,000	48,900,000
Accounting Standards Update 2014-09 [Member] | Adjustments for ASC 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total assets		1,406,000				(1,030,000)
Total liabilities		(3,647,000)				4,668,000
Net income (loss)		$ 646,000
Accounting Standards Update 2016-01 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Adjustment on adoption of changes						$ 5,300,000
Accounting Standards Update 2016-15 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Decrease (increase) in cash provided by (used in) investing activities			300,000	300,000
Accounting Standards Update 2016-18 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Decrease (increase) in cash provided by (used in) investing activities			$ (8,800,000)	$ (5,200,000)
Scenario, Forecast [Member] | Accounting Standards Update 2016-02 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Lease liability					$ 4,100,000
Right-of-use asset					4,100,000
Deferred gain from a sale of leaseback transaction					2,500,000
Minimum [Member] | Scenario, Forecast [Member] | Accounting Standards Update 2016-02 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total assets					170,000,000
Total liabilities					170,000,000
Operating expenses	$ 1,000,000
Net income (loss)	1,000,000
Maximum [Member] | Scenario, Forecast [Member] | Accounting Standards Update 2016-02 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total assets					220,000,000
Total liabilities					$ 220,000,000
Operating expenses	10,000,000
Net income (loss)	$ 10,000,000